Long Term Debt (Details) - Schedule of long term debt - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Loans from banks and other	[1]	$ 23,534	$ 20,951
Other long term debt		88	112
Long-term Debt, Excluding Current Maturities		23,622	21,063
Current maturities		(10,270)	(5,523)
Long-term Debt, Total		$ 13,352	$ 15,540
Minimum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	[1]	0.20%
Maximum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	[1]	5.00%

[1]	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel Shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.